Consolidated Balance Sheets (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common shares, issued (in shares)	28,821,481	27,704,450
Common shares, outstanding (in shares)	28,821,481	27,704,450
Treasury shares (in shares)	871,244	1,000,328